UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7878

DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
June 30, 2007 (Unaudited)

Common Stocks--44.9%	Shares	Value ($)

Consumer Cyclical--3.5%
Coach	5,400 a	255,906
Costco Wholesale	4,100	239,932
General Motors	7,100	268,380
J.C. Penney	3,600	260,568
Kohl's	4,600 a	326,738
McDonald's	9,200	466,992
Nordstrom	6,300	322,056
Office Depot	4,900 a	148,470
Sotheby's	5,100	234,702
Yum! Brands	9,400	307,568
		2,831,312
Consumer Hard Goods--.5%
Harley-Davidson	3,300	196,713
Mattel	8,800	222,552
		419,265
Consumer Staples--3.4%
Altria Group	4,100	287,574
Coca-Cola	15,600	816,036
PepsiCo	7,600	492,860
Procter & Gamble	10,400	636,376
Reynolds American	7,500	489,000
		2,721,846
Financial--10.1%
American International Group	8,600	602,258
Bank of America	16,300	796,907
Bank of Montreal	2,200	141,570
Chubb	7,400	400,636
Citigroup	6,500	333,385
Deutsche Bank	2,100	303,954
Essex Property Trust	1,600	186,080
First Marblehead	4,050 b	156,492
General Electric	35,800	1,370,424
Goldman Sachs Group	2,200	476,850
Hartford Financial Services Group	3,300	325,083
Host Hotels & Resorts	10,000	231,200
JPMorgan Chase & Co.	15,200	736,440
MasterCard	2,100	348,327
Merrill Lynch & Co.	4,000	334,320
MetLife	6,000	386,880
Morgan Stanley	6,800	570,384
Nymex Holdings	1,200	150,756
ProLogis	3,900	221,910
Public Storage	2,000	153,640
		8,227,496
Health Care--5.7%
Aetna	5,700	281,580
Alcon	1,700	229,347
Amgen	10,500 a	580,545
Becton, Dickinson & Co.	2,900	216,050
CIGNA	5,000	261,100
Forest Laboratories	3,800 a	173,470
Humana	2,500 a	152,275
Johnson & Johnson	13,100	807,222
Merck & Co.	9,000	448,200

Pfizer	28,900	738,973
Schering-Plough	16,400	499,216
UnitedHealth Group	4,100	209,674
		4,597,652
Industrial--3.1%
Acuity Brands	2,300	138,644
Cummins	2,200	222,662
General Dynamics	4,400	344,168
Lockheed Martin	2,700	254,151
Overseas Shipholding Group	2,600	211,640
Parker Hannifin	2,200	215,402
Raytheon	7,500	404,175
United Technologies	7,000	496,510
Waste Management	5,000	195,250
		2,482,602
Information/Data--2.6%
Accenture, Cl. A	8,800	377,432
EchoStar Communications, Cl. A	6,000 a	260,220
McGraw-Hill Cos.	2,800	190,624
News, Cl. A	11,400	241,794
Priceline.com	4,200 a	288,708
Viacom, Cl. B	4,150 a	172,765
Walt Disney	16,200	553,068
		2,084,611
Materials--1.7%
Ashland	6,500	415,675
International Paper	9,400	367,070
Nucor	2,700	158,355
Sonoco Products	3,700	158,397
United States Steel	2,200	239,250
		1,338,747
Oil & Gas--5.2%
Chevron	8,800	741,312
ConocoPhillips	7,300	573,050
Exxon Mobil	17,600	1,476,288
Marathon Oil	6,400	383,744
Occidental Petroleum	7,700	445,676
Valero Energy	3,300	243,738
Western Refining	5,500	317,900
		4,181,708
Technology--6.1%
Applied Materials	19,000	377,530
ASML Holding (NY Shares)	13,100 a	359,595
Autodesk	4,200 a	197,736
Cisco Systems	12,900 a	359,265
Dell	9,900 a	282,645
International Business Machines	5,400 b	568,350
Lexmark International, Cl. A	3,900 a	192,309
Linear Technology	8,500	307,530
Maxim Integrated Products	3,600	120,276
Microsoft	26,000	766,220
Motorola	15,700	277,890
Nokia, ADR	9,300	261,423
Novell	23,900 a	186,181
QUALCOMM	3,700	160,543
Teradyne	9,500 a	167,010
Texas Instruments	9,000	338,670
		4,923,173
Telecommunications--1.6%
AT & T	20,400	846,600
Deutsche Telekom, ADR	8,100	149,121

Windstream			19,600	289,296
				1,285,017
Utilities--1.4%
Atmos Energy			3,200	96,192
Constellation Energy Group			2,500	217,925
OGE Energy			7,100	260,215
Sempra Energy			6,500	384,995
Westar Energy			6,700	162,676
				1,122,003
Total Common Stocks
(cost $29,379,567)				36,215,432

	Coupon	Maturity	Principal
Bonds and Notes--35.9%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
Boeing,
Sr. Unscd. Notes	5.13	2/15/13	55,000	54,215
United Technologies,
Unsub. Notes	7.13	11/15/10	40,000	42,123
				96,338
Automobile Manufacturers--.1%
DaimlerChrysler N.A. Holding,
Gtd. Notes	6.50	11/15/13	55,000	56,877
Automotive, Trucks & Parts--.0%
Johnson Controls,
Sr. Notes	5.50	1/15/16	25,000	24,247
Banks--2.4%
Bank of America,
Sub. Notes	5.75	8/15/16	70,000	69,188
Bank of America,
Sub. Notes	7.80	2/15/10	50,000	52,881
Bank One,
Sub. Notes	5.90	11/15/11	165,000	167,523
BB & T,
Sub. Notes	4.75	10/1/12	85,000	81,588
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	43,959
First Union,
Sub. Notes	7.80	8/18/10	95,000	100,911
Fleet National Bank,
Sub. Notes	5.75	1/15/09	235,000	236,241
HSBC Bank,
Sub. Notes	6.95	3/15/11	160,000 b	167,125
Inter-American Development Bank,
Notes	5.13	9/13/16	55,000	53,944
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000	62,858
KFW,
Gov't Gtd. Notes	5.13	3/14/16	35,000	34,384
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	37,928
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	55,000	53,978
Rentenbank,
Govt. Gtd. Notes, Ser. 5	3.25	6/16/08	250,000	245,361
Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	55,000	53,838
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	100,000	103,010
Sanwa Bank,
Sub. Notes	7.40	6/15/11	80,000	85,366

Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,101
U.S. Bank,
Sub. Notes	6.38	8/1/11	110,000	113,418
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	24,393
Wells Fargo,
Sub. Notes	5.13	9/15/16	30,000	28,631
Wells Fargo,
Sub. Notes	6.38	8/1/11	25,000	25,804
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	65,000	62,575
				1,946,005
Building & Construction--.2%
Centex,
Sr. Unscd. Notes	6.50	5/1/16	35,000	33,713
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	47,978
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	64,381
				146,072
Chemicals--.2%
E.I. du Pont de Nemours & Co.,
Notes	4.75	11/15/12	55,000	52,839
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	70,000	75,117
				127,956
Commercial & Professional Services--.1%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	60,000	59,270
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	37,015
				96,285
Consumer Products--.1%
Clorox,
Sr. Notes	5.00	1/15/15	15,000	14,121
Procter & Gamble,
Sr. Unsub. Notes	4.95	8/15/14	35,000	33,771
				47,892
Diversified Financial Services--2.9%
American Express,
Sr. Unscd. Notes	5.50	9/12/16	55,000	53,842
American General Finance,
Notes, Ser. I	5.40	12/1/15	40,000	38,613
Bear Stearns,
Unscd. Notes	5.30	10/30/15	55,000	52,208
Capital One Financial,
Sr. Notes	5.70	9/15/11	40,000	39,839
CIT Group,
Sr. Notes	5.13	9/30/14	90,000	85,155
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	142,901
Credit Suisse USA,
Notes	4.70	6/1/09	275,000	272,081
European Investment Bank,
Notes	5.25	6/15/11	105,000	105,297
General Electric Capital,
Notes, Ser. A	3.13	4/1/09	90,000	86,819
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	55,000 b	52,109
General Electric Capital,

Sr. Notes	5.38	10/20/16	30,000	29,068
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	71,324
Goldman Sachs Group,
Notes	5.13	1/15/15	35,000	33,309
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	60,000	57,360
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	72,011
Goldman Sachs Group,
Notes	6.60	1/15/12	55,000	57,009
Hartford Financial Services Group,
Sr. Unscd. Notes	5.38	3/15/17	40,000	38,494
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	56,531
Household Finance,
Notes	8.00	7/15/10	160,000	171,002
John Deere Capital,
Notes	7.00	3/15/12	80,000	84,668
JPMorgan Chase,
Sr. Unscd. Notes	4.75	3/1/15	60,000 b	56,114
Lehman Brothers Holdings,
Notes, Ser. G	4.80	3/13/14	60,000	56,705
Merrill Lynch & Co.,
Notes	5.45	7/15/14	45,000	44,075
Merrill Lynch & Co.,
Notes	6.00	2/17/09	100,000	100,933
Morgan Stanley,
Notes	5.30	3/1/13	105,000	103,042
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	100,000	103,812
Pemex Finance,
Notes	9.03	2/15/11	135,000	143,993
SLM,
Unscd. Notes, Ser. A	5.00	10/1/13	50,000	42,716
Travelers Companies,
Jr. Sub. Debs.	6.25	3/15/37	50,000 c	48,133
Western Union,
Gtd. Notes	5.93	10/1/16	55,000	53,754
				2,352,917
Diversified Metals & Mining--.2%
Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	37,269
Alcoa,
Notes	7.38	8/1/10	85,000	89,092
WellPoint,
Sr. Unsub. Bonds	5.25	1/15/16	50,000	47,508
				173,869
Electric Utilities--.6%
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	45,000	41,478
NiSource Finance,
Gtd. Notes	7.88	11/15/10	100,000	106,557
Ohio Edison,
Sr. Unscd. Notes	6.40	7/15/16	75,000	76,751
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	100,000	101,538
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	47,933
San Diego Gas & Electric,
First Mortgage Bonds, Ser. CCC	5.30	11/15/15	40,000	38,841

Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	24,087
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	30,000	28,986
Wisconsin Energy,
Sr. Unsub. Notes	6.50	4/1/11	50,000	51,502
				517,673
Food & Beverages--.4%
Anheuser-Busch Cos.,
Bonds	5.00	1/15/15	55,000	52,417
Coca-Cola Enterprises,
Debs.	8.50	2/1/12	35,000	39,154
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	145,000	150,730
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	85,000	86,562
				328,863
Foreign/Governmental--1.2%
Asian Development Bank,
Notes	4.25	10/20/14	60,000	56,102
European Investment Bank,
Sr. Notes	4.00	3/3/10	350,000	340,835
Hydro Quebec,
Gov't. Gtd. Debs., Ser. JL	6.30	5/11/11	75,000	77,509
International Bank for
Reconstruction & Development,
Bonds	5.00	4/1/16	35,000	34,263
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	45,000	43,257
Quebec Province,
Unscd. Notes	4.88	5/5/14	45,000	43,587
Quebec Province,
Bonds	5.13	11/14/16	30,000	29,162
Republic of Chile,
Unsub. Bonds	5.50	1/15/13	125,000 b	124,075
Republic of Italy,
Unsub. Notes	5.63	6/15/12	125,000	126,418
Republic of Poland,
Notes	5.00	10/19/15	40,000	38,446
United Mexican States,
Notes	5.63	1/15/17	20,000	19,630
United Mexican States,
Notes	6.63	3/3/15	65,000	68,478
				1,001,762
Health Care--.4%
Abbott Laboratories,
Notes	5.88	5/15/16	35,000	35,069
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	50,083
Cardinal Health,
Unsub. Bonds	4.00	6/15/15	60,000	52,183
Eli Lilly,
Unsub. Notes	5.20	3/15/17	50,000	47,920
Unitedhealth Group,
Sr. Unscd. Notes	4.88	4/1/13	70,000	66,839
Wyeth,
Unsub. Notes	5.50	2/1/14	70,000	69,085
				321,179
Hotels & Motels--.1%
Marriot International,
Notes	6.38	6/15/17	50,000	50,219

Manufacturing--.1%
General Electric,
Notes	5.00	2/1/13	80,000	77,656
Media--.5%
AOL Time Warner,
Gtd. Notes	6.88	5/1/12	135,000	140,985
CBS,
Gtd. Notes	7.70	7/30/10	30,000	31,744
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	170,000	176,098
Cox Communications,
Sr. Notes	5.45	12/15/14	45,000	43,601
				392,428
Oil & Gas--.7%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	140,000	144,669
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	45,883
ConocoPhillips,
Unscd. Notes	8.75	5/25/10	75,000	81,701
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	85,000	89,507
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	60,000	65,511
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	25,000	26,448
Valero Energy,
Sr. Notes	6.13	6/15/17	50,000	49,931
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	34,045
				537,695
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	100,000	103,733
Pipelines--.1%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000 d	34,076
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	55,000	54,955
				89,031
Property & Casualty Insurance--.5%
Allstate,
Sr. Unscd. Notes	7.20	12/1/09	65,000	67,583
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	57,089
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	35,777
Principal Life Income Funding
Trusts, Gtd. Notes	5.10	4/15/14	75,000	72,193
Prudential Financial,
Notes, Ser. C	4.75	6/13/15	55,000	51,194
Safeco,
Unscd. Notes	4.88	2/1/10	90,000	88,389
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	38,911
				411,136
Real Estate Investment Trusts--.3%
Boston Properties,
Sr. Notes	5.00	6/1/15	85,000	80,548
ERP Operating,
Sr. Unscd. Notes	6.63	3/15/12	30,000	31,172

Health Care Properties,
Sr. Unscd. Notes	6.00	1/30/17	30,000	29,425
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	35,000	33,751
Prologis Trust,
Sr. Notes	5.50	4/1/12	50,000	49,633
Simon Property Group,
Unsub. Notes	5.75	12/1/15	35,000	34,688
				259,217
Retail--.4%
CVS Caremark,
Unscd. Notes	4.88	9/15/14	30,000	28,002
Federated Department Stores,
Sr. Notes	6.63	4/1/11	55,000 b	55,972
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	46,949
Kohl's,
Unsub. Notes	6.30	3/1/11	20,000	20,496
Lowe's Cos.,
Sr. Unscd. Notes	5.00	10/15/15	25,000	23,694
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	130,000	134,130
				309,243
Technology--.1%
International Business Machines,
Unscd. Notes	4.25	9/15/09	105,000	102,739
Telecommunications--1.2%
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	35,000	37,661
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	58,648
Deutsche Telekom International
Finance, Gtd. Notes	3.88	7/22/08	120,000	118,033
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	71,421
Motorola,
Unscd. Notes	7.63	11/15/10	87,000	91,763
SBC Communications,
Notes	4.13	9/15/09	140,000	136,208
SBC Communications,
Notes	5.10	9/15/14	75,000	71,644
Sprint Capital,
Gtd. Notes	8.38	3/15/12	40,000	43,618
Sprint Nextel,
Unscd. Notes	6.00	12/1/16	80,000	76,026
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	23,853
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	40,627
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000 b	24,139
Verizon Global Funding,
Notes	7.25	12/1/10	85,000	89,670
Vodafone Group,
Unscd. Notes	5.38	1/30/15	85,000	81,503
				964,814
Transportation--.2%
Norfolk Southern,
Sr. Notes	8.63	5/15/10	100,000	107,901
Union Pacific,
Notes	6.50	4/15/12	25,000	25,759

				133,660
U.S. Government Agencies--7.6%
Federal Farm Credit Bank,
Bonds	4.13	4/15/09	110,000	108,031
Federal Farm Credit Bank,
Bonds	4.88	1/17/17	50,000	47,931
Federal Home Loan Bank System,
Bonds	5.38	8/19/11	80,000	80,402
Federal Home Loan Bank,
Bonds	4.88	5/14/10	195,000	193,501
Federal Home Loan Bank,
Bonds	4.88	11/18/11	120,000	118,304
Federal Home Loan Bank,
Bonds	5.00	9/18/09	115,000	114,673
Federal Home Loan Bank,
Bonds, Ser. 656	5.38	5/18/16	40,000	39,870
Federal Home Loan Banks,
Bonds, Ser. 439	3.63	11/14/08	385,000	376,948
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	80,000	77,113
Federal Home Loan Banks,
Bonds	4.75	12/16/16	60,000	56,994
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	77,666
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	59,638
Federal Home Loan Banks,
Bonds, Ser. 665	5.38	7/17/09	195,000	195,846
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000	81,714
Federal Home Loan Banks,
Sr. Notes, Ser. 100	5.80	9/2/08	310,000	311,890
Federal Home Loan Mortgage
Association, Notes	4.75	1/19/16	100,000	95,545
Federal Home Loan Mortgage
Association, Notes	5.25	5/21/09	280,000	280,343
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	189,327
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	100,000	93,463
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	50,000	47,720
Federal Home Loan Mortgage Corp.,
Notes	4.75	11/17/15	80,000	76,526
Federal Home Loan Mortgage Corp.,
Notes,	5.13	7/15/12	170,000	169,223
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	110,000	108,717
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	220,000	223,122
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	320,000	322,803
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000	51,014
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	65,000	66,466
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	20,000	20,597
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	140,000	146,927
Federal Home Loan Mortgage Corp.,

Notes	7.00	3/15/10	110,000	114,991
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	195,000	192,264
Federal National Mortgage
Association, Notes, 4.375%,
2013	4.38	3/15/13	60,000	57,236
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000	18,737
Federal National Mortgage
Association, Notes	4.63	10/15/13	210,000	202,043
Federal National Mortgage
Association, Notes	5.00	3/15/16	65,000	63,149
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000	53,308
Federal National Mortgage
Association, Notes	5.00	5/11/17	110,000	106,247
Federal National Mortgage
Association, Notes	5.25	1/15/09	265,000	265,117
Federal National Mortgage
Association, Notes	5.25	9/15/16	35,000	34,542
Federal National Mortgage
Association, Notes	6.00	5/15/08	235,000	236,372
Federal National Mortgage
Association, Notes	6.00	5/15/11	90,000	92,447
Federal National Mortgage
Association, Notes	6.13	3/15/12	130,000	134,577
Federal National Mortgage
Association, Notes	6.63	9/15/09	215,000	221,442
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	302,827
Federal National Mortgage
Association, Notes	7.25	1/15/10	205,000	214,983
				6,142,596
U.S. Government Securities--15.1%
U.S. Treasury Bonds	7.25	5/15/16	105,000 b	121,382
U.S. Treasury Bonds	7.50	11/15/16	135,000 b	159,247
U.S. Treasury Bonds	8.75	5/15/17	150,000 b	192,234
U.S. Treasury Bonds	11.25	2/15/15	125,000 b	173,857
U.S. Treasury Bonds	12.00	8/15/13	335,000 b	360,570
U.S. Treasury Notes	2.63	5/15/08	370,000 b	362,600
U.S. Treasury Notes	3.50	11/15/09	335,000 b	324,688
U.S. Treasury Notes	3.50	2/15/10	285,000 b	275,359
U.S. Treasury Notes	3.63	5/15/13	195,000 b	182,371
U.S. Treasury Notes	3.88	5/15/09	425,000 b	417,364
U.S. Treasury Notes	3.88	5/15/10	340,000 b	330,942
U.S. Treasury Notes	3.88	2/15/13	190,000 b	180,515
U.S. Treasury Notes	4.00	6/15/09	390,000 b	383,754
U.S. Treasury Notes	4.00	4/15/10	285,000 b	278,521
U.S. Treasury Notes	4.00	11/15/12	235,000 b	225,361
U.S. Treasury Notes	4.00	2/15/14	315,000 b	298,291
U.S. Treasury Notes	4.00	2/15/15	275,000 b	257,598
U.S. Treasury Notes	4.13	5/15/15	180,000 b	169,692
U.S. Treasury Notes	4.25	8/15/13	160,000 b	154,538
U.S. Treasury Notes	4.25	11/15/13	245,000 b	235,947
U.S. Treasury Notes	4.25	8/15/14	215,000 b	205,728
U.S. Treasury Notes	4.25	11/15/14	100,000 b	95,445
U.S. Treasury Notes	4.38	11/15/08	540,000 b	535,739
U.S. Treasury Notes	4.38	8/15/12	220,000 b	215,102
U.S. Treasury Notes	4.50	11/15/10	320,000 b	316,250
U.S. Treasury Notes	4.50	11/30/11	155,000 b	152,409
U.S. Treasury Notes	4.50	4/30/12	170,000 b	166,892

U.S. Treasury Notes	4.50	11/15/15	175,000 b	168,848
U.S. Treasury Notes	4.50	2/15/16	120,000	115,697
U.S. Treasury Notes	4.63	11/30/08	545,000 b	542,957
U.S. Treasury Notes	4.63	8/31/11	260,000 b	257,156
U.S. Treasury Notes	4.63	10/31/11	150,000 b	148,301
U.S. Treasury Notes	4.63	11/15/16	185,000 b	179,349
U.S. Treasury Notes	4.63	2/15/17	120,000 b	116,250
U.S. Treasury Notes	4.88	8/31/08	615,000 b	614,232
U.S. Treasury Notes	4.88	5/15/09	505,000 b	504,921
U.S. Treasury Notes	4.88	4/30/11	200,000 b	199,766
U.S. Treasury Notes	4.88	7/31/11	180,000 b	179,803
U.S. Treasury Notes	4.88	2/15/12	240,000 b	239,775
U.S. Treasury Notes	4.88	8/15/16	160,000 b	158,088
U.S. Treasury Notes	5.00	2/15/11	290,000 b	291,405
U.S. Treasury Notes	5.00	8/15/11	135,000 b	135,633
U.S. Treasury Notes	5.13	6/30/08	435,000 b	435,544
U.S. Treasury Notes	5.13	5/15/16	145,000 b	145,861
U.S. Treasury Notes	5.75	8/15/10	335,000 b	343,323
U.S. Treasury Notes	6.00	8/15/09	135,000 b	137,964
U.S. Treasury Notes	6.50	2/15/10	350,000 b	363,645
				12,050,914
Total Bonds and Notes
(cost $29,668,589)				28,863,016
			Principal
Short-Term Investments--2.4%			Amount ($)	Value ($)

U.S. Treasury Bills:
4.57%, 9/20/07			900,000	890,640
4.85%, 7/5/07			1,000,000	999,730
Total Short-Term Investments
(cost $1,890,207)				1,890,370

Other Investment--16.6%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,315,000)			13,315,000 [e]	13,315,000

Investment of Cash Collateral for
Securities Loaned--16.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,298,637)			13,298,637 [e]	13,298,637

Total Investments (cost $87,552,000)			116.3%	93,582,455

Liabilities, Less Cash and Receivables			(16.3%)	(13,143,064)

Net Assets			100.0%	80,439,391

ADR - American Depository Receipts
a Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2007, the total market value of the fund's securities on loan is
	$12,956,127 and the total market value of the collateral held by the fund is $13,298,637.
c	Variable rate security--interest rate subject to periodic change.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions
	exempt from registration, normally to qualified institutional buyers. At June 30, 2007, this security amounted to $34,076 or
0.04% of net assets.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
June 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2007 ($)

Financial Futures Long
CAC 40	2	165,492	September 2007	3,411
DJ Euro Stoxx 50	22	1,344,432	September 2007	31,966
FTSE 100	8	1,066,275	September 2007	6,104
Hang Seng	1	139,900	July 2007	(166)
Russell 2000	23	9,684,150	September 2007	(69,115)
SPI ASX 200 Index	3	399,358	September 2007	127
TOPIX	7	1,010,204	September 2007	(163)
				(27,836)

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth Portfolio
June 30, 2007 (Unaudited)

Common Stocks--69.2%	Shares	Value ($)

Consumer Cyclical--5.4%
Coach	4,800 a	227,472
Costco Wholesale	3,800	222,376
General Motors	6,400	241,920
J.C. Penney	3,300	238,854
Kohl's	4,000 a	284,120
McDonald's	8,300	421,308
Nordstrom	5,600	286,272
Office Depot	4,300 a	130,290
Sotheby's	4,600	211,692
Yum! Brands	8,400	274,848
		2,539,152
Consumer Hard Goods--.8%
Harley-Davidson	3,000	178,830
Mattel	7,900	199,791
		378,621
Consumer Staples--5.2%
Altria Group	3,700	259,518
Coca-Cola	14,100	737,571
PepsiCo	6,800	440,980
Procter & Gamble	9,400	575,186
Reynolds American	7,100	462,920
		2,476,175
Financial--15.7%
American International Group	7,800	546,234
Bank of America	14,900	728,461
Bank of Montreal	2,000	128,700
Chubb	6,600	357,324
Citigroup	5,800	297,482
Deutsche Bank	1,900	275,006
Essex Property Trust	1,400	162,820
First Marblehead	3,600	139,104
General Electric	32,100	1,228,788
Goldman Sachs Group	2,200	476,850
Hartford Financial Services Group	3,000	295,530
Host Hotels & Resorts	9,100	210,392
JPMorgan Chase & Co.	13,800	668,610
MasterCard	2,000	331,740
Merrill Lynch & Co.	3,700	309,246
MetLife	5,400	348,192
Morgan Stanley	6,100	511,668
Nymex Holdings	1,000	125,630
ProLogis	3,500	199,150
Public Storage	1,700	130,594
		7,471,521
Health Care--8.8%
Aetna	5,300	261,820
Alcon	1,500	202,365
Amgen	9,500 a	525,255
Becton, Dickinson & Co.	2,600	193,700
CIGNA	4,500	234,990
Forest Laboratories	3,500 a	159,775
Humana	2,200 a	134,002
Johnson & Johnson	11,900	733,278
Merck & Co.	8,200	408,360
Pfizer	26,100	667,377

Schering-Plough	14,900	453,556
UnitedHealth Group	3,700	189,218
		4,163,696
Industrial--4.8%
Acuity Brands	2,100	126,588
Cummins	2,000	202,420
General Dynamics	3,900	305,058
Lockheed Martin	2,400	225,912
Overseas Shipholding Group	2,400	195,360
Parker Hannifin	2,200	215,402
Raytheon	6,700	361,063
United Technologies	6,300	446,859
Waste Management	4,500	175,725
		2,254,387
Information/Data--4.0%
Accenture, Cl. A	8,000	343,120
EchoStar Communications, Cl. A	5,500 a	238,535
McGraw-Hill Cos.	2,600	177,008
News, Cl. A	10,200	216,342
Priceline.com	3,800 a	261,212
Viacom, Cl. B	3,800 a	158,194
Walt Disney	14,700	501,858
		1,896,269
Materials--2.6%
Ashland	5,900	377,305
International Paper	8,600	335,830
Nucor	2,500	146,625
Sonoco Products	3,400	145,554
United States Steel	2,000	217,500
		1,222,814
Oil & Gas--8.0%
Chevron	8,000	673,920
ConocoPhillips	6,600	518,100
Exxon Mobil	15,900	1,333,692
Marathon Oil	5,800	347,768
Occidental Petroleum	6,900	399,372
Valero Energy	3,000	221,580
Western Refining	5,100	294,780
		3,789,212
Technology--9.3%
Applied Materials	17,100	339,777
ASML Holding (NY Shares)	11,900 a	326,655
Autodesk	3,800 a	178,904
Cisco Systems	11,700 a	325,845
Dell	8,900 a	254,095
International Business Machines	4,900	515,725
Lexmark International, Cl. A	3,500 a	172,585
Linear Technology	7,600	274,968
Maxim Integrated Products	3,300	110,253
Microsoft	23,400	689,598
Motorola	14,100	249,570
Nokia, ADR	8,400	236,124
Novell	21,700 a	169,043
QUALCOMM	3,300	143,187
Teradyne	8,500 a	149,430
Texas Instruments	8,200	308,566
		4,444,325
Telecommunications--2.5%
AT & T	18,600	771,900
Deutsche Telekom, ADR	7,100	130,711
Windstream	17,700	261,252
		1,163,863

Utilities--2.1%
Atmos Energy	2,900	87,174
Constellation Energy Group	2,300	200,491
OGE Energy	6,400	234,560
Sempra Energy	5,900	349,457
Westar Energy	6,000	145,680
		1,017,362
Total Common Stocks
(cost $26,920,750)		32,817,397
	Principal
Short-Term Investments--3.8%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.57%, 9/20/07	850,000 [b]	841,160
4.85%, 7/5/07	950,000	949,744
Total Short-Term Investments
(cost $1,790,748)		1,790,904

Other Investment--26.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,610,000)	12,610,000 [c]	12,610,000

Total Investments (cost $41,321,498)	99.6%	47,218,301
Cash and Receivables (Net)	.4%	175,819
Net Assets	100.0%	47,394,120

ADR - American Depository Receipts
a Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
June 30, 2007 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2007 ($)

Financial Futures Long
CAC 40	3	248,239	September 2007	5,116
DJ Euro Stoxx 50	38	2,322,200	September 2007	39,089
FTSE 100	13	1,732,697	September 2007	9,919
Hang Seng	2	279,799	July 2007	(332)
Russell 2000	18	7,578,900	September 2007	(54,090)
SPI ASX 200 Index	5	665,597	September 2007	212
TOPIX	10	1,443,148	September 2007	(325)
				(411)

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Income Portfolio
June 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--67.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.2%
General Dynamics,
Sr. Notes	5.38	8/15/15	95,000	93,343
United Technologies,
Unsub. Notes	7.13	11/15/10	150,000	157,962
				251,305
Automobile Manufacturers--.3%
DaimlerChrysler N.A. Holding,
Gtd. Notes	7.30	1/15/12	110,000	116,777
DaimlerChrysler N.A. Holding,
Gtd. Notes	8.00	6/15/10	150,000	159,642
				276,419
Banks--4.0%
Bank of America,
Sr. Notes	4.38	12/1/10	320,000	310,568
Bank of America,
Sub. Notes	5.30	3/15/17	235,000	224,815
Bank of America,
Sub. Notes	7.80	2/15/10	250,000	264,407
Bank One,
Sub. Notes	5.90	11/15/11	240,000	243,670
Bayerische Landesbank/New York,
Sub. Notes	5.88	12/1/08	100,000	100,766
BB & T,
Sub. Notes	4.75	10/1/12	170,000	163,176
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	95,000	92,802
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	135,000	141,045
HSBC Holdings,
Sub. Notes	5.25	12/12/12	70,000 a	68,983
HSBC Holdings,
Sub. Notes	7.50	7/15/09	100,000	104,032
KFW,
Gov't Gtd. Notes	3.25	3/30/09	195,000	188,739
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	125,000	117,017
KFW,
Govt. Gtd. Notes	4.63	1/20/11	195,000	191,975
KFW,
Gov't Gtd. Notes	5.13	3/14/16	90,000	88,416
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	100,000	94,819
Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	110,000	107,677
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	160,000	164,816
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	100,000	105,543
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	157,876
U.S. Bank N.A.,
Sub. Notes	5.70	12/15/08	300,000	301,467

Wachovia,
Sub. Notes	5.25	8/1/14	130,000	126,464
Wachovia,
Sub. Notes	5.63	10/15/16	90,000	87,816
Washington Mutual,
Sr. Unscd. Notes	4.00	1/15/09	245,000	239,779
Washington Mutual,
Sub. Notes	4.63	4/1/14	110,000	101,246
Wells Fargo & Co.,
Notes	3.13	4/1/09	245,000	236,229
Wells Fargo Bank N.A.,
Sub. Notes	4.75	2/9/15	130,000	122,094
				4,146,237
Building & Construction--.4%
Centex,
Sr. Notes	5.13	10/1/13	100,000	92,736
CRH America,
Gtd. Notes	5.30	10/15/13	65,000	62,371
CRH America,
Gtd. Notes	6.00	9/30/16	70,000	69,333
Masco,
Unscd. Notes	6.13	10/3/16	100,000	98,536
Pulte Homes,
Gtd. Notes	5.20	2/15/15	100,000	89,996
				412,972
Cable & Media--.1%
Comcast,
Gtd. Notes	4.95	6/15/16	125,000	114,874
Chemicals--.2%
Dow Chemical,
Sr. Notes	6.13	2/1/11	115,000	116,692
Monsanto,
Sr. Unscd. Notes	7.38	8/15/12	125,000	134,720
				251,412
Consumer Products--.2%
Kimberly-Clark,
Bonds	4.88	8/15/15	75,000	70,303
Procter & Gamble,
Notes	4.30	8/15/08	160,000	158,142
				228,445
Consumer Staples--.2%
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	215,000	209,966
Diversified Financial Services--6.6%
American Express,
Sr. Unscd. Notes	5.50	9/12/16	100,000	97,895
American General Finance,
Notes, Ser. I	5.40	12/1/15	90,000	86,879
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	79,897
Bear Stearns Cos.,
Notes	5.70	11/15/14	120,000	117,848
Capital One Bank,
Sr. Notes	5.13	2/15/14	130,000	124,953
CIT Group,
Sr. Notes	5.13	9/30/14	125,000	118,271
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	142,901
Citigroup,

Sr. Notes	5.30	1/7/16	120,000 a	116,179
Citigroup,
Sub. Notes	5.50	2/15/17	90,000	87,327
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	200,000 a	203,934
Credit Suisse USA,
Notes	5.13	1/15/14	245,000	237,918
European Investment Bank,
Bonds	4.88	1/17/17	75,000	72,419
European Investment Bank,
Bonds	5.13	9/13/16	125,000	123,236
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	125,000	118,430
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	45,000	43,467
General Electric Capital,
Unscd. Notes, Ser. A	7.38	1/19/10	110,000	115,201
General Electric Capital,
Gtd. Notes	8.13	5/15/12	230,000	254,435
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	135,000	129,059
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	130,000	124,819
Goldman Sachs Group,
Notes	6.60	1/15/12	275,000	285,044
Goldman Sachs Group,
Bonds	6.88	1/15/11	170,000	176,964
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	150,000	154,175
Household Finance,
Notes	8.00	7/15/10	260,000	277,878
HSBC Finance,
Notes	5.00	6/30/15	100,000	93,815
International Lease Finance,
Sr. Notes	5.00	4/15/10	190,000	187,880
John Deere Capital,
Notes	7.00	3/15/12	175,000	185,211
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	80,000	76,197
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	220,000	228,751
Lazard Group,
Sr. Unscd. Notes	6.85	6/15/17	150,000 b	150,371
Lehman Brothers Holdings,
Sr. Unscd. Notes	6.63	1/18/12	250,000	259,565
Merrill Lynch & Co.,
Notes, Ser. C	5.00	1/15/15	120,000	113,821
Merrill Lynch & Co.,
Notes	6.00	2/17/09	250,000	252,332
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	70,000	69,356
Morgan Stanley,
Notes	5.45	1/9/17	105,000	99,599
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	200,000	207,623
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	205,000	212,725
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	125,000 c	123,030

National Rural Utilities
Cooperative Finance, Coll.
Trust	4.75	3/1/14	75,000	71,014
National Rural Utilities
Cooperative Finance, Notes	5.75	8/28/09	300,000	302,598
Pemex Finance,
Notes	9.03	2/15/11	75,000	79,996
Prudential Financial,
Sr. Unscd. Notes	5.50	3/15/16	95,000	92,999
Residential Capital,
Gtd. Notes	6.38	6/30/10	210,000	207,428
Toyota Motor Credit,
Unscd. Notes	4.35	12/15/10	145,000	140,213
UBS Paine Webber Group,
Gtd. Notes	7.63	12/1/09	205,000	215,834
Unilever Capital,
Gtd. Notes	7.13	11/1/10	150,000	157,349
Western Union,
Gtd. Notes	5.93	10/1/16	70,000	68,414
				6,885,250
Diversified Metals & Mining--.3%
BHP Billiton Finance USA,
Gtd. Notes	5.25	12/15/15	110,000	105,448
Sr. Unscd. Alcan,
Notes	4.50	5/15/13	100,000	93,200
Vale Overseas,
Gtd. Notes	6.25	1/23/17	70,000	69,777
				268,425
Electric Utilities--1.3%
Centerpoint Energy,
Sr. Unscd. Notes	5.95	2/1/17	135,000	132,203
Constellation Energy Group,
Notes	7.00	4/1/12	130,000	136,340
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	70,000	66,594
Duke Energy,
Sr. Notes	5.63	11/30/12	75,000	75,065
Exelon Generation,
Notes	5.35	1/15/14	120,000	115,148
Florida Power,
First Mortgage Bonds	5.10	12/1/15	50,000	47,727
Hydro Quebec,
Gtd. Debs., Ser. JL	6.30	5/11/11	160,000	165,352
Jersey Central Power & Light,
First Mortgage Notes	5.63	5/1/16	60,000	58,430
Ohio Power,
Sr. Unscd. Notes, Ser. K	6.00	6/1/16	40,000	40,107
Oncor Electric Delivery,
Scd. Notes	6.38	1/15/15	70,000	71,104
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	200,000	203,076
Progress Energy,
Sr. Notes	7.10	3/1/11	80,000	83,896
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	80,000	74,427
Wisconsin Energy,
Sr. Unsub. Notes	6.50	4/1/11	50,000	51,502
				1,320,971
Entertainment--.2%

Viacom,
Sr. Notes	6.25	4/30/16	60,000	59,196
Viacom,
Gtd. Notes	6.63	5/15/11	185,000	190,048
				249,244
Food & Beverages--.8%
Bottling Group,
Sr. Unscd. Notes	5.50	4/1/16	75,000	73,342
Coca-Cola,
Unscd. Notes	5.75	3/15/11	100,000 a	101,210
ConAgra Foods,
Notes	7.88	9/15/10	100,000	106,749
Coors Brewing,
Gtd. Notes	6.38	5/15/12	85,000	87,127
Diageo Capital,
Gtd. Notes	7.25	11/1/09	185,000	192,177
General Mills,
Unsub. Notes	5.70	2/15/17	100,000	97,645
General Mills,
Unscd. Notes	6.00	2/15/12	80,000	80,939
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	75,000	75,098
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	50,000	50,919
				865,206
Foreign/Governmental--2.8%
Asian Development Bank,
Notes	4.25	10/20/14	100,000	93,504
Canadian Government,
Bonds	5.25	11/5/08	100,000	100,241
European Investment Bank,
Notes	3.38	3/16/09	450,000	437,437
European Investment Bank,
Bonds	4.63	10/20/15	170,000	162,478
Export-Import Bank of Korea,
Notes	5.13	3/16/15	95,000	91,283
Inter-American Development Bank,
Notes	4.38	9/20/12	160,000	154,214
International Bank for
Reconstruction & Development,
Notes	3.63	5/21/13	115,000	106,096
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	100,000	96,128
Province of Ontario Canada,
Notes	4.50	2/3/15	70,000	66,497
Province of Ontario Canada,
Sr. Unsub. Bonds	5.50	10/1/08	250,000	250,668
Quebec Province of Canada,
Notes	5.00	3/1/16	70,000	67,657
Republic of Chile,
Notes	6.88	4/28/09	175,000	179,882
Republic of Italy,
Sr. Unsub. Notes, Ser. DTC	5.25	9/20/16	110,000	108,571
Republic of Italy,
Unsub. Notes	5.63	6/15/12	285,000	288,232
Swedish Export Credit,
Unsub. Notes	4.00	6/15/10	200,000	193,467
United Mexican States,
Notes	5.63	1/15/17	90,000 a	88,335

United Mexican States,
Unscd. Notes, Ser. A	5.88	1/15/14	130,000	130,975
United Mexican States,
Notes	9.88	2/1/10	250,000	276,625
				2,892,290
Health Care--.7%
Abbott Laboratories,
Sr. Unscd. Notes	4.35	3/15/14	85,000	79,050
Abbott Laboratories,
Notes	5.88	5/15/16	70,000	70,138
Baxter International,
Notes	4.63	3/15/15	150,000	139,018
Boston Scientific,
Sr. Notes	6.25	11/15/15	95,000 c	91,436
Quest Diagnostics,
Gtd. Notes	5.45	11/1/15	75,000	70,750
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	75,000	71,738
WellPoint,
Sr. Unsub. Bonds	5.25	1/15/16	115,000	109,269
Wyeth,
Uscd. Notes	5.50	2/15/16	65,000	63,409
				694,808
Industrial--.5%
Comcast Cable Communications,
Gtd. Notes	6.20	11/15/08	250,000	252,065
Cox Communications,
Sr. Notes	5.45	12/15/14	125,000	121,113
Gannett,
Unscd. Notes	6.38	4/1/12	60,000	61,144
General Electric,
Notes	5.00	2/1/13	105,000	101,923
				536,245
Media--.4%
AOL Time Warner,
Gtd. Notes	6.88	5/1/12	205,000	214,089
Time Warner Entertainment,
Sr. Notes	8.88	10/1/12	145,000	164,072
Walt Disney,
Notes	6.38	3/1/12	80,000	82,950
				461,111
Oil & Gas--1.4%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	115,000	112,484
ConocoPhillips Canada Funding,
Gtd. Notes	5.63	10/15/16	135,000	133,072
ConocoPhillips,
Unscd. Notes	8.75	5/25/10	135,000	147,061
Halliburton,
Sr. Unscd. Notes	5.50	10/15/10	265,000	264,939
KeySpan,
Sr. Unsub. Notes	7.63	11/15/10	100,000	106,311
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	175,000	184,280
PC Financial Partnership,
Notes	5.00	11/15/14	110,000	103,986
Pemex Project Funding Master
Trust, Gtd. Notes	8.00	11/15/11	230,000 c	250,125
Sempra Energy,

Sr. Unscd. Notes	6.00	2/1/13	50,000	50,860
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	80,000	75,812
				1,428,930
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	150,000	155,600
Pipelines--.0%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	50,000 b	48,680
Property & Casualty Insurance--.7%
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	60,000	57,464
American International Group,
Sr. Notes	5.05	10/1/15	70,000	66,746
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	57,089
CNA Financial,
Unscd. Notes	6.50	8/15/16	70,000	70,692
Marsh and McLennan Companies,
Bonds	4.85	2/15/13	130,000	121,242
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	150,000	153,330
Travelers Property & Casualty,
Sr. Notes	5.00	3/15/13	165,000	159,108
				685,671
Real Estate Investment Trusts--.6%
Archstone Communities Trust,
Sr. Unscd. Notes	5.75	3/15/16	120,000	119,581
Brookfield Asset Management,
Sr. Unscd. Notes	7.13	6/15/12	100,000	105,161
ERP Operating,
Sr. Unscd. Notes	6.63	3/15/12	110,000	114,296
Health Care Properties,
Sr. Unscd. Notes	6.00	1/30/17	110,000	107,891
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	75,000	72,325
Prologis,
Scd. Notes	5.63	11/15/15	110,000	107,799
				627,053
Retail--.9%
AutoZone,
Sr. Notes	5.50	11/15/15	100,000	95,949
Federated Department Stores,
Sr. Notes	6.63	4/1/11	50,000 a	50,884
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	90,000	84,508
Nordstrom,
Sr. Notes	5.63	1/15/09	200,000	200,497
Target,
Sr. Unscd. Notes	5.88	3/1/12	100,000 a	101,692
Wal-Mart Stores,
Notes	3.38	10/1/08	175,000	170,776
Wal-Mart Stores,
Notes	4.13	2/15/11	150,000	144,144
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	103,177
				951,627
Technology--.2%

Electronic Data Systems,
Sr. Unsub. Notes, Ser. B	6.50	8/1/13	55,000 c	54,427
International Business Machines,
Sr. Notes	4.75	11/29/12	80,000	77,419
Oracle,
Unscd. Notes	5.25	1/15/16	50,000	48,023
				179,869
Telecommunications--1.8%
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	135,000	145,264
British Telecommunications,
Sr. Unscd. Notes	8.63	12/15/10	60,000 c	65,615
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	70,000	68,422
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	200,000 c	213,311
Embarq,
Sr. Unscd. Notes	7.08	6/1/16	75,000	75,544
SBC,
Notes	5.10	9/15/14	195,000	186,274
Sprint Capital,
Gtd. Notes	8.38	3/15/12	215,000	234,448
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	125,000	115,988
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	70,000	71,097
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	145,000	153,820
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	175,000 a	168,974
Verizon Global Funding,
Notes	7.25	12/1/10	200,000	210,987
Vodafone Group,
Unscd. Notes	5.63	2/27/17	80,000	76,635
Vodafone Group,
Sr. Notes	7.75	2/15/10	135,000	141,888
				1,928,267
Textiles & Apparel--.0%
Mohawk Industries,
Sr. Unscd. Notes	6.13	1/15/16	50,000	49,574
Transportation--.1%
Union Pacific,
Notes	6.50	4/15/12	150,000	154,555
U.S. Government Agencies--14.7%
Federal Farm Credit Bank,
Bonds	3.75	1/15/09	275,000	269,110
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	90,000	88,301
Federal Home Loan Banks,
Bonds, Ser. 439	3.63	11/14/08	335,000	327,994
Federal Home Loan Banks,
Bonds	3.75	8/18/09	460,000	447,331
Federal Home Loan Banks,
Bonds	4.38	3/17/10	315,000	308,997
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	270,000	263,714
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	135,000	130,128
Federal Home Loan Banks,

Bonds	4.75	12/16/16	240,000	227,974
Federal Home Loan Banks,
Bonds	4.88	11/18/11	300,000	295,761
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	130,000	126,207
Federal Home Loan Banks,
Bonds	5.13	8/8/08	1,100,000	1,098,446
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	290,000	288,252
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	255,000	260,465
Federal Home Loan Banks,
Sr. Notes, Ser. 100	5.80	9/2/08	500,000	503,048
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	165,000	161,338
Federal Home Loan Mortgage Corp.,
Notes	3.63	9/15/08	610,000	598,572
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	240,000	233,017
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	50,000	46,731
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	390,000	375,210
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	190,000	181,338
Federal Home Loan Mortgage Corp.,
Bonds	4.88	2/9/10	300,000	297,819
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	200,000	195,074
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	165,000	162,145
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	400,000	399,394
Federal Home Loan Mortgage Corp.,
Notes,	5.13	7/15/12	200,000	199,086
Federal Home Loan Mortgage Corp.,
Notes	5.25	5/21/09	335,000	335,410
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	325,000	325,266
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	240,000	237,202
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	115,000	116,632
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	350,000	353,066
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	90,000	91,824
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	100,000	102,255
Federal Home Loan Mortgage Corp.,
Notes	6.00	6/15/11	300,000	308,239
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	340,000	350,146
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	300,000	314,844
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	156,806
Federal National Mortgage
Association, Notes	3.25	2/15/09	475,000	460,728

Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	150,000	147,895
Federal National Mortgage
Association, Notes	4.13	4/15/14	150,000	139,640
Federal National Mortgage
Association, Notes	4.38	9/15/12	235,000	225,461
Federal National Mortgage
Association, Notes	4.38	10/15/15	160,000	149,893
Federal National Mortgage
Association, Notes	4.63	10/15/13	245,000	235,717
Federal National Mortgage
Association, Notes	5.00	3/15/16	175,000	170,017
Federal National Mortgage
Association, Notes	5.00	2/13/17	100,000	96,924
Federal National Mortgage
Association, Notes	5.00	5/11/17	115,000	111,077
Federal National Mortgage
Association, Notes	5.25	1/15/09	520,000	520,229
Federal National Mortgage
Association, Notes	5.25	9/15/16	150,000	148,036
Federal National Mortgage
Association, Notes	5.38	11/15/11	95,000	95,570
Federal National Mortgage
Association, Notes	5.50	3/15/11	220,000	222,061
Federal National Mortgage
Association, Notes	6.00	5/15/08	275,000	276,608
Federal National Mortgage
Association, Notes	6.00	5/15/11	400,000	410,876
Federal National Mortgage
Association, Notes	6.13	3/15/12	115,000	119,049
Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	160,000	165,498
Federal National Mortgage
Association, Notes	6.38	6/15/09	295,000	301,567
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	211,142
Federal National Mortgage
Association, Notes	6.63	11/15/10	105,000	109,644
Federal National Mortgage
Association, Notes	7.13	6/15/10	225,000	236,864
Federal National Mortgage
Association, Notes	7.25	1/15/10	580,000	608,245
				15,339,883
U.S. Government Securities--27.4%
U.S. Treasury Bonds	7.25	5/15/16	315,000 a	364,145
U.S. Treasury Bonds	7.50	11/15/16	380,000 a	448,252
U.S. Treasury Bonds	8.75	5/15/17	290,000 a	371,653
U.S. Treasury Bonds	10.38	11/15/12	155,000	158,003
U.S. Treasury Bonds	12.00	8/15/13	175,000 a	188,358
U.S. Treasury Bonds	12.50	8/15/14	130,000 a	149,581
U.S. Treasury Notes	3.13	4/15/09	65,000 a	63,070
U.S. Treasury Notes	3.25	1/15/09	925,000 a	902,526
U.S. Treasury Notes	3.38	10/15/09	170,000 a	164,528
U.S. Treasury Notes	3.50	11/15/09	655,000 a	634,838
U.S. Treasury Notes	3.50	2/15/10	210,000 a	202,896
U.S. Treasury Notes	3.63	7/15/09	600,000 a	585,469
U.S. Treasury Notes	3.63	1/15/10	600,000 a	582,188
U.S. Treasury Notes	3.75	5/15/08	780,000 a	771,713
U.S. Treasury Notes	3.88	2/15/13	215,000 a	204,267

U.S. Treasury Notes	4.00	6/15/09	400,000	393,594
U.S. Treasury Notes	4.00	3/15/10	155,000 a	151,597
U.S. Treasury Notes	4.00	11/15/12	410,000 a	393,184
U.S. Treasury Notes	4.00	2/15/14	620,000 a	587,111
U.S. Treasury Notes	4.00	2/15/15	290,000 a	271,649
U.S. Treasury Notes	4.13	8/15/10	630,000 a	616,219
U.S. Treasury Notes	4.13	5/15/15	500,000 a	471,368
U.S. Treasury Notes	4.25	8/15/13	600,000 a	579,516
U.S. Treasury Notes	4.25	11/15/13	500,000 a	481,524
U.S. Treasury Notes	4.25	8/15/14	415,000 a	397,104
U.S. Treasury Notes	4.25	11/15/14	440,000 a	419,960
U.S. Treasury Notes	4.25	8/15/15	300,000 a	284,742
U.S. Treasury Notes	4.38	8/15/12	290,000 a	283,543
U.S. Treasury Notes	4.50	2/15/09	355,000 a	352,643
U.S. Treasury Notes	4.50	4/30/09	1,180,000 a	1,172,349
U.S. Treasury Notes	4.50	2/28/11	795,000 a	784,442
U.S. Treasury Notes	4.50	11/30/11	325,000 a	319,567
U.S. Treasury Notes	4.50	3/31/12	200,000 a	196,406
U.S. Treasury Notes	4.50	4/30/12	285,000 a	279,790
U.S. Treasury Notes	4.50	11/15/15	445,000 a	429,356
U.S. Treasury Notes	4.50	2/15/16	430,000 a	414,581
U.S. Treasury Notes	4.50	5/15/17	415,000	398,011
U.S. Treasury Notes	4.63	10/31/11	320,000 a	316,375
U.S. Treasury Notes	4.63	2/29/12	245,000 a	241,938
U.S. Treasury Notes	4.63	11/15/16	205,000 a	198,738
U.S. Treasury Notes	4.63	2/15/17	265,000 a	256,719
U.S. Treasury Notes	4.75	11/15/08	1,500,000 a	1,495,665
U.S. Treasury Notes	4.75	12/31/08	1,330,000 a	1,326,364
U.S. Treasury Notes	4.75	5/31/12	215,000 a	213,388
U.S. Treasury Notes	4.75	5/15/14	445,000 a	439,577
U.S. Treasury Notes	4.88	5/15/09	1,250,000 a	1,249,805
U.S. Treasury Notes	4.88	8/15/09	585,000 a	584,772
U.S. Treasury Notes	4.88	5/31/11	270,000 a	269,684
U.S. Treasury Notes	4.88	2/15/12	560,000 a	559,475
U.S. Treasury Notes	4.88	8/15/16	280,000 a	276,653
U.S. Treasury Notes	5.00	2/15/11	500,000 a	502,422
U.S. Treasury Notes	5.00	8/15/11	965,000 a	969,524
U.S. Treasury Notes	5.13	6/30/08	660,000 a	660,826
U.S. Treasury Notes	5.13	6/30/11	835,000 a	841,589
U.S. Treasury Notes	5.13	5/15/16	600,000 a	603,563
U.S. Treasury Notes	5.75	8/15/10	660,000 a	676,397
U.S. Treasury Notes	6.00	8/15/09	795,000 a	812,453
U.S. Treasury Notes	6.50	2/15/10	595,000 a	618,196
				28,583,866
Total Bonds and Notes
(cost $72,015,471)				70,198,755
			Principal
Short-Term Investments--1.9%			Amount ($)	Value ($)

U.S. Treasury Bills:
4.57%, 9/20/07			1,000,000 [d]	989,600
4.85%, 7/5/07			1,000,000	999,730
Total Short-Term Investments
(cost $1,989,179)				1,989,330

Other Investment--30.2%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,537,000)			31,537,000 [e]	31,537,000

Investment of Cash Collateral for
Securities Loaned--28.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $29,463,454)	29,463,454 [e]	29,463,454

Total Investments (cost $135,005,104)	127.4%	133,188,539
Liabilities, Less Cash and Receivables	(27.4%)	(28,663,043)
Net Assets	100.0%	104,525,496

a All or a portion of these securities are on loan. At June 30, 2007, the total market value of the portfolio's securities on loan is $28,671,322 and the total market value of the collateral held by the portfolio is $29,463,454.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $199,051 or 0.2% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Partially held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
June 30, 2007 (Unaudited)

Income Portfolio

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2007 ($)

Financial Futures Long
Standard & Poor's 500	62	23,488,700	September 2007	(242,110)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)